STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
ADDITIONS:
Net appreciation in fair value of investments	$ 95,865,965
Interest and dividends from investments	2,931,737
Interest from participants’ notes receivable	1,148,633
Participant contributions	32,473,102
Employer contributions	20,065,302
Rollover contributions	12,272,472
Total additions	164,757,211
DEDUCTIONS:
Benefits paid to participants	(93,625,073)
Administrative fees, net	(810,373)
Total deductions	(94,435,446)
NET INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS	70,321,765
NET ASSETS AVAILABLE FOR BENEFITS AT BEGINNING OF YEAR	687,393,596
NET ASSETS AVAILABLE FOR BENEFITS AT END OF YEAR	$ 757,715,361